CORPORATE INFORMATION	12 Months Ended
Jun. 30, 2025
Corporate Information
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

1.1	General information

TryHard Holdings Limited (the “Company”) was incorporated in the Cayman Islands on September 12, 2024 as an exempted company with limited liability. The Company, through its subsidiaries, is engaged in provision of (i) consultancy and management; (ii) events curation such as music and outdoor events; (iii) sub-leasing; and (iv) restaurant operations. The Company’s main operation is in Japan.

1.2	Reorganization of the Company

In order to facilitate the Company’s initial public offering (“IPO”), the Company executed a series of reorganization transactions (the “Reorganization”) in which each of the operating and holding entities under the common control of Mr. Rakuyo Otsuki (“Mr. Otsuki”), the Controlling Shareholder, Chairman, Chief Executive Officer and Director of the Company, were ultimately controlled by the Company.

The Reorganization involved:

(1)	On September 12, 2024, the Company was incorporated in the Cayman Islands with limited liability and an authorized share capital of US$500,000 divided into 500,000,000 shares with a par value of US$0.001 each comprising of (a) 450,000,000 ordinary shares with a par value of US$0.001 each, and (b) 50,000,000 Series A Preferred Shares with a par value of US$0.001 each. Each holder of ordinary shares is entitled to one vote per ordinary share and each holder of Series A Preferred Share is entitled to 25 votes per one Series A Preferred Share. Series A Preferred Shares are not convertible except on request or if transferred to a non-affiliate of the original holder. Holders of Series A Preferred Shares are not entitled to receive dividends.

(2)	On April 30, 2025, the Company issued shares to the existing shareholders of TryHard Japan Co., Ltd. and the existing shareholder of TryHard Japan Co., Ltd. transferred 100% equity interests of TryHard Japan Co., Ltd. to the Company.

(3)	On April 30, 2025, the Company allotted 24 shareholders with 1 share each with a par value of US$0.001 of the Company. As a result of the allotment, the total of 1,000,000 ordinary shares were issued.

(4)	On May 31, 2025, the Company effected a share split at a ratio of 1-to-50. As a result of the share split, the authorized share capital of the Company was changed to US$500,000 divided into (i) 22,500,000,000 ordinary shares of par value of US$0.00002 each and (ii) 2,500,000,000 Series A Preferred Shares of par value of US$0.00002 each. Concurrently, the shareholders surrendered in an aggregate of 1,250,000 shares. None of these shareholders surrendering their ordinary shares received any consideration for surrender of their ordinary shares, nor are there any agreements or arrangements in place under which any of these shareholders will surrender their respective ordinary shares.

(5)	On May 31, 2025, the Company issued 2,000,000 series A Preferred Shares to Mr. Otsuki for an aggregate cash consideration of US$40 as part of Reorganization.

As a result, a total of 48,750,000 ordinary shares and 2,000,000 Series A Preferred Shares were issued as of June 30, 2025.

The Reorganization was completed on May 31, 2025. As a result of the Reorganization, the Company became the holding company for a group of companies that will be referred to as the Company. Accordingly, the consolidated financial statements have been presented using the pooling of interest method whereby the Company is shown as if it had been the holding company from the beginning of the first reporting period presented because all the companies in the Company were under common control.

The Company considered that the above share amendment was part of the Company’s recapitalization prior to completion of its IPO. The Company believed it is appropriate to reflect the above transactions on a retroactive basis. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the above share amendment.

Initial Public Offering

On August 27, 2025, the Company announced the closing of its IPO of 1,525,000 ordinary shares, $0.00002 par value per share at an offering price of US$4.00 per share, of which 1,067,500 ordinary shares are offered by the Company and 457,500 ordinary shares are offered by certain selling shareholders, for approximately US$7 million in gross proceeds. The Company raised total net proceeds of approximately US$2.7 million, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Capital Market in the United States on August 28, 2025 under the symbol “THH”.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.3	Subsidiaries

As at the date of these consolidated financial statements, details of the subsidiary companies are as follows:

	Place of	Date of		Effective ownership as of June 30,
Name	incorporation	incorporation	Principal activities	2024	2025
TryHard Japan Co., Ltd.	Japan	October 16, 2013	Entertainment event management, restaurant operations	100%	100%
TryHard Tech Co., Ltd.	Japan	May 1, 2018	Entertainment event management, sub-leasing	100%	100%
Iroha Music Co., Ltd.	Japan	March 28, 2016	Music event management	100%	100%
TryHard Management Co., Ltd.	Japan	February 13, 2017	Restaurant operation	100%	100%